Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 225,492	$ 214,020	$ 162,668
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	36,212	40,177	69,456
Provision for credit losses (recoveries)	4,452	2,396	(3,128)
Share-based payments and settlements	20,812	17,077	15,151
Net change in equity securities at fair value	236	(14)	7,096
Net realized (gains) losses on available-for-sale investments	14	19	239
Net (gains) losses on other real estate owned	40	(448)	53
(Increase) decrease in carrying value of equity method investments	165	(39)	(123)
Dividends received from equity method investments	5,256	169	442
Net other non-cash movements	1,089	0	0
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	4,623	(54,021)	13,295
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	1,899	(65)	(13,800)
Cash provided by (used in) operating activities	300,290	219,271	251,349
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(127,403)	36,236	100,932
Short-term investments other than restricted cash: proceeds from maturities and sales	1,960,286	2,745,132	2,365,631
Short-term investments other than restricted cash: purchases	(2,057,132)	(2,548,734)	(2,748,942)
Available-for-sale investments: proceeds from sale	5,586	7,631	189,417
Available-for-sale investments: proceeds from maturities and pay downs	292,049	230,718	650,347
Available-for-sale investments: purchases	(71,859)	(83,900)	(1,771,776)
Held-to-maturity investments: proceeds from maturities and pay downs	276,606	403,424	652,359
Held-to-maturity investments: purchases	0	(383,332)	(1,233,329)
Net (increase) decrease in loans	457,295	(90,185)	(99,007)
Additions to premises, equipment and computer software	(26,932)	(26,876)	(15,724)
Proceeds from sale of other real estate owned	646	1,909	4,430
Purchase of intangible assets	(27,341)	0	0
Cash provided by (used in) investing activities	681,801	292,023	(1,905,662)
Cash flows from financing activities
Net increase (decrease) in deposits	(1,198,146)	(415,566)	642,815
Repayment of long-term debt	(75,000)	0	0
Common shares repurchased	(88,590)	(3,897)	(19,754)
Cash dividends paid on common shares	(86,186)	(87,343)	(87,285)
Cash provided by (used in) financing activities	(1,447,922)	(506,806)	535,776
Net effect of exchange rates on cash, cash equivalents and restricted cash	21,545	(91,439)	7,536
Net increase (decrease) in cash, cash equivalents and restricted cash	(444,286)	(86,951)	(1,111,001)
Cash, cash equivalents and restricted cash: beginning of year	2,116,546	2,203,497	3,314,498
Cash, cash equivalents and restricted cash: end of year	1,672,260	2,116,546	2,203,497
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	1,646,648	2,100,787	2,179,833
Restricted cash included in short-term investments on the consolidated balance sheets	25,612	15,759	23,664
Total cash, cash equivalents and restricted cash at end of year	1,672,260	2,116,546	2,203,497
Supplemental disclosure of cash flow information
Cash interest paid	162,394	48,643	24,464
Cash income taxes paid	1,928	4,818	463
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	336	1,603	704
Transfers of HTM	0	998,157	0
Initial recognition of right-of-use assets and operating lease liabilities	$ 3,268	$ 3,476	$ 1,575